ACQUISITIONS	12 Months Ended
Mar. 31, 2018
ACQUISITIONS
ACQUISITIONS

3.            ACQUISITIONS

(1)	Acquisition of Beijing Bohui

On May 20, 2016, the Group acquired 100% equity interest of Beijing Bohui and Beijing Zhongpu Bohui (collectively, “Beijing Bohui”), which provide medical examination services, with cash consideration of $5,371. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives

Net tangible assets:
Current assets	$770
Non-current assets	1,611
Current liabilities	(2,135)

Total	246

Intangible assets acquired:
Customer relationship	504	4.6 years
Operating license	61	2.6 years
Goodwill	4,777
Deferred tax liability	(217)

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Beijing Bohui have been included in the Group’s consolidated financial statements since the date of acquisition. Beijing Bohui contributed net revenue of $3,795 and $5,448, and net income of $1,382 and $1,810 to the Group’s consolidated statements of operations in the years ended March 31, 2017 and 2018, respectively.

(2)	Acquisition of IMHealthcare and its subsidiaries

On July 31, 2017, Shanghai Jianwei Management acquired 100% equity interest of IMHealthcare (Beijing) Technology Co., Ltd. (“IMHealthcare”) and its subsidiaries, which provides on-demand healthcare services, by exchanging the 35.06% of Shanghai Jianwei Management’s equity interests. The settlement was made on July 31, 2017 and the Group obtained control of the acquiree on July 31, 2017.

The transaction was accounted for as a business combination using the acquisition method of accounting. The purchase price of IMHealthcare was approximately $2,930 based on the valuation result. The allocation on the acquisition date was determined by management with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives

Net tangible assets:
Current assets	$508
Non-current assets	1,028
Current liabilities	(1,385)

Total	151

Intangible assets acquired:
Customer relationship	967	6.7 years
Trademark	238	Indefinite
Favorable Lease	4	1.4 years
Operating license	89	3.6 years
Goodwill	1,806
Deferred tax liability	(325)

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of IMHeathcare and its subsidiaries have been included in the Group’s consolidated financial statements since the date of acquisition. IMHeathcare and its subsidiaries contributed net revenue of $2,024, and net income of $101 to the Group’s consolidated statements of operations in the year ended March 31, 2018.

(3)	Pro forma information

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended March 31, 2016 and 2017 assuming that the acquisition of Beijing Bohui occurred as of April 1, 2015. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended March 31,
	2016	2017
	(Unaudited)	(Unaudited)

Pro forma net revenue	$372,374	$435,550
Pro forma net income/(loss) attributable to common shareholders of iKang Healthcare Group, Inc.	$16,456	$(11,417)

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended March 31, 2017 and 2018 assuming that the acquisition of IMHealthcare and its subsidiaries occurred as of April 1, 2016. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended March 31,
	2017	2018
	(Unaudited)	(Unaudited)

Pro forma net revenue	$435,318	$564,313
Pro forma net loss attributable to common shareholders of iKang Healthcare Group, Inc.	$(11,646)	$(17,296)